CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Accumulated deficit	Total
Balance at beginning of period at Dec. 31, 2019	$ 962	$ 267,403	$ (208,363)	$ 60,002
Share-based compensation to employees and service providers			1,425	1,425
Issuance of ordinary shares, net of expenses	24	6,339		6,363
Comprehensive loss			(33,204)	(33,204)
Balance at end of period at Jun. 30, 2020	986	273,742	(240,142)	34,586
Balance at beginning of period at Mar. 31, 2020	962	267,403	(224,718)	43,647
Share-based compensation to employees and service providers			623	623
Issuance of ordinary shares, net of expenses	24	6,339		6,363
Comprehensive loss			(16,047)	(16,047)
Balance at end of period at Jun. 30, 2020	986	273,742	(240,142)	34,586
Balance at beginning of period at Dec. 31, 2020	1,054	293,144	(280,334)	13,864
Share-based compensation to employees and service providers			6,146	6,146
Issuance of ordinary shares, net of expenses	243	57,971		58,214
Exercise of options into ordinary shares	14	3,327		3,341
Comprehensive loss			(51,984)	(51,984)
Balance at end of period at Jun. 30, 2021	1,311	354,442	(326,172)	29,581
Balance at beginning of period at Mar. 31, 2021	1,309	354,057	(302,325)	53,041
Share-based compensation to employees and service providers			5,274	5,274
Issuance of ordinary shares, net of expenses	1	272		273
Exercise of options into ordinary shares	1	113		114
Comprehensive loss			(29,121)	(29,121)
Balance at end of period at Jun. 30, 2021	$ 1,311	$ 354,442	$ (326,172)	$ 29,581